UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02741

Fidelity Court Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2022

Item 1.

Reports to Stockholders

Fidelity® New Jersey Municipal Income Fund

Annual Report
November 30, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended November 30, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® New Jersey Municipal Income Fund	-9.22%	1.68%	2.08%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® New Jersey Municipal Income Fund on November 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
$9,300
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
Period Ending Values
$12,291 Fidelity® New Jersey Municipal Income Fund
$12,161 Bloomberg Municipal Bond Index

Management's Discussion of Fund Performance
Market Recap:
Tax-exempt municipal bonds returned -8.64% for the 12 months ending November 30, 2022, according to the Bloomberg Municipal Bond Index, as sharply rising interest rates resulted in notable declines for both bond and stock indexes. In December 2021, the U.S. Federal Reserve began its shift to a more "hawkish" (restrictive) policy stance, shrinking its monetary reserves by allowing Treasury and government bond holdings to mature without reinvesting the proceeds. By early 2022, the Fed, faced with quickly elevating inflationary pressure, implemented an aggressive series of policy rate hikes - raising its benchmark rate six times, by a total of 3.75%, between March and November, which represented the fastest-ever pace of monetary tightening. U.S. Treasury and municipal yields moved significantly higher as rates rose, and prices, which move inverse to yields, fell. Muni benchmark yields finished September at levels not seen in more than a decade. Munis rallied strongly in November (+4.68%), their best monthly gain since the mid-1980s, as investor sentiment improved amid better-than-expected inflation data and comments from Fed officials signaling an intention to moderate the size and pace of upcoming rate increases. Muni credit fundamentals remained solid throughout the 12 months and, for most issuers, the risk of credit-rating downgrades appeared low. Shorter-duration (lower sensitivity to interest rates) and higher credit-quality munis performed best for the period.

Comments from Co-Managers Cormac Cullen, Michael Maka and Elizah McLaughlin:
For the fiscal year ending November 30, 2022, the fund had a return of -9.22%, lagging, net of fees, the -8.63% result of the state-specific Bloomberg New Jersey Enhanced Modified Municipal Bond Index and also trailing the -8.64% return of the benchmark, the broad-based Bloomberg Municipal Bond Index. The past 12 months, we continued to focus on longer-term objectives and sought to generate attractive tax-exempt income and a competitive risk-adjusted return. Versus the state-specific index, the fund's overweight in certain lower-rated, investment-grade bonds was the primary detractor from performance. Specifically, the fund had larger exposure than the state index to lower-rated hospital and higher education bonds, which underperformed as credit spreads widened. Health care systems faced other significant pressures, including wage and supply inflation, as well as weaker-than-expected patient volumes. Public and private colleges were challenged by volatile enrollment, weak endowment returns and the unwinding of federal aid established during the pandemic. Elsewhere, differences in the way fund holdings and index components were priced also notably detracted from the fund's relative result. In contrast, duration positioning added the most relative value. The fund had a shorter duration (less interest rate sensitivity) at points during the period when interest rates rose. That meant that, all else being equal, the fund declined less than the index during those periods.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary November 30, 2022 (Unaudited)
Revenue Sources (% of Fund's net assets)
General Obligations	30.9%
Transportation	24.3%
Education	16.8%
Health Care	12.6%
Other*	8.6%
Others (Individually Less Than 5%)	6.8%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments November 30, 2022
Showing Percentage of Net Assets
Municipal Bonds - 91.4%
	Principal Amount (a)	Value ($)
Delaware, New Jersey - 2.9%
Delaware River & Bay Auth. Rev.:
Series 2019, 5% 1/1/32	5,000,000	5,584,577
Series 2022:
5% 1/1/30	825,000	941,255
5% 1/1/31	1,000,000	1,156,124
5% 1/1/32	1,250,000	1,461,572
5% 1/1/33	1,250,000	1,450,560
5% 1/1/36	1,490,000	1,678,438
5% 1/1/38	410,000	452,765
5% 1/1/42	2,075,000	2,246,545
TOTAL DELAWARE, NEW JERSEY		14,971,836
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	480,000	492,762
New Jersey - 71.2%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,033,916
5% 2/15/26	1,500,000	1,516,653
5% 2/15/27	1,000,000	1,008,692
5% 2/15/28	1,000,000	1,007,527
5% 2/15/29	1,000,000	1,005,594
5% 2/15/32	1,000,000	1,005,560
5% 2/15/33	1,000,000	1,005,029
5% 2/15/34	1,200,000	1,205,638
5% 2/15/35	1,000,000	1,003,867
Cumberland County Impt. Auth.:
(County Correctional Facility Proj.) Series 2018, 5% 10/1/58	5,000,000	5,221,636
(Technical High School Proj.) Series 2014, 5% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	600,000	610,191
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.):
Series 2017 A:
5% 11/1/29 (Assured Guaranty Muni. Corp. Insured)	750,000	802,652
5% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	605,000	646,551
Series 2019:
4% 7/1/48	1,000,000	967,882
5% 7/1/44	2,375,000	2,553,813
Hudson Co. Impt. Auth. Swsr Series 2019:
4% 1/1/35	1,000,000	1,028,271
4% 1/1/37	395,000	399,080
4% 1/1/38	1,000,000	1,007,326
4% 1/1/39	835,000	838,329
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 3% 10/1/36	2,950,000	2,616,534
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/30	800,000	875,236
5% 11/1/31	500,000	546,025
Mercer County Gen. Oblig. Series 2021, 2.375% 2/15/30	2,280,000	2,094,298
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/26	600,000	601,015
5% 9/1/27	440,000	440,743
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	1,000,000	755,864
Series 2013, 5% 3/1/27	335,000	336,474
Series A, 5% 11/1/35	5,000,000	5,302,090
Series QQQ:
4% 6/15/46	1,250,000	1,138,269
4% 6/15/50	1,000,000	900,645
Series WW:
5.25% 6/15/40	1,895,000	1,935,035
5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	111,756
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	2,734,719
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	1,335,000	1,308,388
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	1,250,000	953,878
(Goethals Bridge Replacement Proj.) Series 2013, 5.125% 1/1/34 (b)	1,500,000	1,502,536
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,592,462
5% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,587,521
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	4,000,000	4,080,171
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,215,488
Series 2013 NN, 5% 3/1/26	4,130,000	4,148,741
Series 2013, 5% 3/1/25	1,295,000	1,301,188
Series 2015 XX:
4.25% 6/15/26	4,220,000	4,317,757
5.25% 6/15/27	3,000,000	3,151,005
Series 2016 BBB, 5.5% 6/15/30 (Pre-Refunded to 12/15/26 @ 100)	2,165,000	2,405,475
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (b)	1,000,000	1,009,211
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 A, 1% 6/1/23	1,300,000	1,283,940
Series 2020 C, 1.15% 6/1/23 (b)	2,500,000	2,471,923
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(d)	1,000,000	990,240
New Jersey Edl. Facilities Auth. Rev. Series 2022 A, 5% 3/1/32	15,000,000	17,784,852
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	635,000	641,714
5% 7/1/24	690,000	707,031
5% 7/1/25	600,000	623,615
5% 7/1/26	945,000	993,547
5% 7/1/29	865,000	914,343
Series 2015 B, 5% 7/1/31	3,000,000	3,123,025
Series 2016 A:
5% 7/1/27	2,875,000	3,017,032
5% 7/1/29	1,000,000	1,042,303
5% 7/1/32	600,000	622,477
Series 2016 E, 5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,504,339
Series A:
4% 7/1/50	3,000,000	2,612,406
5% 7/1/32	420,000	450,380
5% 7/1/33	675,000	719,848
5% 7/1/34	540,000	572,499
5% 7/1/35	570,000	600,964
5% 7/1/36	1,095,000	1,150,036
5% 7/1/37	1,095,000	1,146,072
5% 7/1/38	985,000	1,027,205
5% 7/1/39	1,040,000	1,080,328
5% 7/1/40	1,035,000	1,070,562
5% 7/1/45	3,500,000	3,575,218
New Jersey Envir. Infrastructure Trust Series 2015 AR1, 5% 9/1/26	200,000	216,829
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	5,425,250
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	718,828
Series 2014 A, 4% 7/1/45	1,300,000	1,218,993
Series 2016 A:
5% 7/1/26 (Escrowed to Maturity)	1,575,000	1,689,940
5% 7/1/27	100,000	107,237
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	1,700,000	1,824,062
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	2,040,000	2,188,875
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	1,550,000	1,663,116
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	2,000,000	2,145,956
5% 7/1/39	11,000,000	11,455,446
5% 7/1/43	2,500,000	2,553,846
Series 2016:
4% 7/1/48	425,000	356,431
5% 7/1/26	800,000	828,002
5% 7/1/29	1,050,000	1,131,066
5% 7/1/30	605,000	651,440
5% 7/1/31	400,000	427,844
5% 7/1/35	950,000	968,133
5% 7/1/36	565,000	574,639
5% 7/1/41	5,085,000	5,107,503
Series 2017 A:
5% 7/1/25	110,000	115,833
5% 7/1/52	4,265,000	4,347,720
Series 2019, 3% 7/1/49	9,640,000	6,844,270
Series 2021:
3% 7/1/46	7,140,000	5,343,080
4% 7/1/35	750,000	759,413
4% 7/1/37	700,000	702,373
5% 7/1/33	1,420,000	1,580,480
5% 7/1/34	1,250,000	1,382,162
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/25 (b)	1,400,000	1,459,933
Series 2017 1A:
5% 12/1/25 (b)	3,000,000	3,135,387
5% 12/1/27 (b)	2,500,000	2,631,700
Series 2018 B, 5% 12/1/28 (b)	950,000	1,016,772
Series 2019 A:
5% 12/1/26	2,525,000	2,707,598
5% 12/1/27	2,000,000	2,172,556
5% 12/1/28	700,000	760,110
Series 2020, 5% 12/1/23 (b)	2,375,000	2,417,399
Series 2021 A:
5% 12/1/26 (b)	325,000	342,616
5% 12/1/27 (b)	325,000	345,764
5% 12/1/28 (b)	400,000	429,111
5% 12/1/29 (b)	550,000	594,372
Series 2021 B:
5% 12/1/27 (b)	1,325,000	1,409,655
5% 12/1/28 (b)	1,450,000	1,555,526
5% 12/1/29 (b)	1,415,000	1,531,877
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D, 4% 10/1/24 (b)	2,370,000	2,384,396
Series 2020 E, 1.75% 4/1/30	920,000	797,343
Series 2021 H:
5% 4/1/28	300,000	325,075
5% 10/1/28	480,000	523,321
5% 4/1/29	500,000	548,399
Series 2022 I, 5% 10/1/53	3,565,000	3,700,726
New Jersey Institute of Technology Series A:
5% 7/1/27	170,000	184,609
5% 7/1/28	225,000	248,063
5% 7/1/29	270,000	301,920
5% 7/1/30	260,000	290,061
5% 7/1/31	375,000	416,465
5% 7/1/32	375,000	415,496
5% 7/1/33	170,000	187,751
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/26	3,000,000	3,129,449
5% 6/1/27	1,000,000	1,040,354
5% 6/1/28	2,000,000	2,090,008
Series 2018 B, 3.2% 6/1/27	10,000	9,965
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2017 B:
5% 1/1/33	5,000,000	5,470,157
5% 1/1/34	2,500,000	2,722,361
Series 2019 A, 5% 1/1/48	2,000,000	2,110,698
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	520,000	540,047
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	8,589,001
0% 12/15/34	4,000,000	2,394,958
Series 2008 A, 0% 12/15/36	25,000,000	12,721,118
Series 2009 A:
0% 12/15/33	1,135,000	690,862
0% 12/15/38	13,900,000	6,276,185
Series 2010 A:
0% 12/15/27	3,000,000	2,462,079
0% 12/15/30	14,795,000	10,541,239
Series 2010 A3, 0% 12/15/34	10,775,000	6,169,196
Series 2013 AA, 5% 6/15/29	510,000	514,494
Series 2014 AA:
5% 6/15/38	770,000	778,141
5% 6/15/44	555,000	558,328
Series 2016 A, 5% 6/15/29	750,000	790,281
Series 2019 BB, 4% 6/15/38	1,035,000	998,885
Series 2022 AA:
5% 6/15/37	10,000,000	10,604,849
5% 6/15/38	6,440,000	6,799,665
Series A:
0% 12/15/31	365,000	247,245
5% 12/15/32	2,600,000	2,831,574
5% 12/15/33	2,850,000	3,086,929
Series AA, 4% 6/15/50	10,730,000	9,663,918
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	206,753
Passaic County Gen. Oblig.:
Series 2020 C, 2% 11/1/33	685,000	557,903
Series 2021 AB:
2% 11/1/34	1,840,000	1,435,643
2% 11/1/36	1,230,000	914,822
Rahway Board of Ed. Series 2021:
2.125% 7/15/37 (Build America Mutual Assurance Insured)	1,110,000	815,289
2.125% 7/15/38 (Build America Mutual Assurance Insured)	1,400,000	1,007,510
Rutgers State Univ. Rev. Series Q:
5% 5/1/25	750,000	789,694
5% 5/1/26	700,000	751,062
5% 5/1/27	750,000	819,111
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (b)	955,000	998,510
5% 1/1/31 (b)	1,950,000	2,036,500
5% 1/1/33 (b)	750,000	780,276
5% 1/1/35 (b)	2,000,000	2,060,416
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	200,000	216,930
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,629,180
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	1,230,000	1,332,844
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	750,000	808,549
Series 2020 A:
4% 11/1/50 (Build America Mutual Assurance Insured)	2,000,000	1,825,650
5% 11/1/45	7,000,000	7,207,288
5% 11/1/45 (Build America Mutual Assurance Insured)	2,000,000	2,102,640
The Board of Ed. of Newark Series 2021:
4% 7/15/36 (Build America Mutual Assurance Insured)	775,000	778,732
4% 7/15/37 (Build America Mutual Assurance Insured)	725,000	726,136
5% 7/15/23	265,000	268,902
5% 7/15/24	400,000	413,099
5% 7/15/25 (Build America Mutual Assurance Insured)	230,000	242,246
5% 7/15/26 (Build America Mutual Assurance Insured)	275,000	293,698
5% 7/15/27 (Build America Mutual Assurance Insured)	325,000	351,101
5% 7/15/28 (Build America Mutual Assurance Insured)	300,000	327,205
5% 7/15/29 (Build America Mutual Assurance Insured)	300,000	330,720
5% 7/15/30 (Build America Mutual Assurance Insured)	300,000	334,365
5% 7/15/31 (Build America Mutual Assurance Insured)	375,000	421,601
5% 7/15/32 (Build America Mutual Assurance Insured)	400,000	448,084
5% 7/15/33 (Build America Mutual Assurance Insured)	500,000	557,794
TOTAL NEW JERSEY		361,341,637
New York - 0.2%
Port Auth. of New York & New Jersey Series 2020 221, 4% 7/15/50 (b)	1,215,000	1,092,180
New York And New Jersey - 13.7%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	10,000,000	10,362,597
Series 2014 185, 5% 9/1/30 (b)	1,105,000	1,128,684
Series 2016, 5% 11/15/32 (b)	5,000,000	5,187,939
Series 2018, 5% 9/15/34 (b)	5,000,000	5,237,838
Series 207, 5% 9/15/29 (b)	1,750,000	1,858,326
Series 209, 5% 7/15/35	3,970,000	4,307,174
Series 213, 5% 9/1/39	5,390,000	5,823,930
Series 214:
5% 9/1/30 (b)	250,000	269,098
5% 9/1/36 (b)	6,785,000	7,118,194
Series 218, 5% 11/1/44 (b)	1,420,000	1,452,420
Series 221:
4% 7/15/37 (b)	1,000,000	974,791
4% 7/15/45 (b)	1,500,000	1,383,594
5% 7/15/35 (b)	2,500,000	2,640,900
Series 223:
4% 7/15/34 (b)	2,000,000	2,024,212
4% 7/15/35 (b)	2,250,000	2,247,800
4% 7/15/36 (b)	1,350,000	1,333,188
4% 7/15/37 (b)	2,750,000	2,710,163
4% 7/15/38 (b)	6,000,000	5,822,929
4% 7/15/39 (b)	4,000,000	3,857,243
5% 7/15/56 (b)	3,500,000	3,540,004
TOTAL NEW YORK AND NEW JERSEY		69,281,024
Non-State Specific - 0.2%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000,000	1,067,322
Pennsylvania, New Jersey - 1.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,002,781
5% 7/1/26	650,000	686,294
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	300,000	317,366
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	350,000	370,261
Series 2019 A, 5% 7/1/44	700,000	735,994
Series 2019 B, 5% 7/1/32	1,000,000	1,114,903
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,200,000	1,296,922
5% 1/1/38	1,450,000	1,563,190
5% 1/1/39	1,190,000	1,278,710
5% 1/1/40	1,250,000	1,338,409
TOTAL PENNSYLVANIA, NEW JERSEY		9,704,830
Puerto Rico - 1.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,552,650	849,657
5.625% 7/1/27	175,000	179,025
5.625% 7/1/29	545,000	557,743
5.75% 7/1/31	1,300,000	1,332,645
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	195,000	169,941
5% 7/1/30	475,000	517,864
5% 7/1/32	125,000	135,810
5% 7/1/34	110,000	118,592
5% 7/1/35	120,000	128,130
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	1,465,000	949,612
Series 2019 A2, 4.55% 7/1/40	1,050,000	975,272
TOTAL PUERTO RICO		5,914,291
TOTAL MUNICIPAL BONDS (Cost $480,633,004)		463,865,882

TOTAL INVESTMENT IN SECURITIES - 91.4% (Cost $480,633,004)	463,865,882
NET OTHER ASSETS (LIABILITIES) - 8.6%	43,462,582
NET ASSETS - 100.0%	507,328,464

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,709,742 or 0.3% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	463,865,882	-	463,865,882	-
Total Investments in Securities:	463,865,882	-	463,865,882	-
Financial Statements
Statement of Assets and Liabilities
		November 30, 2022

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $480,633,004):		$463,865,882
Cash		34,394,613
Receivable for investments sold		9,891,291
Receivable for fund shares sold		120,160
Interest receivable		6,632,918
Prepaid expenses		656
Other receivables		1,271
Total assets		514,906,791
Liabilities
Payable for investments purchased	$6,787,910
Payable for fund shares redeemed	228,620
Distributions payable	327,524
Accrued management fee	144,024
Other affiliated payables	46,403
Other payables and accrued expenses	43,846
Total Liabilities		7,578,327
Net Assets		$507,328,464
Net Assets consist of:
Paid in capital		$530,091,487
Total accumulated earnings (loss)		(22,763,023)
Net Assets		$507,328,464
Net Asset Value , offering price and redemption price per share ($507,328,464 ÷ 45,557,167 shares)		$11.14

Statement of Operations
		Year ended November 30, 2022
Investment Income
Interest		$16,086,759
Expenses
Management fee	$2,034,682
Transfer agent fees	503,844
Accounting fees and expenses	142,764
Custodian fees and expenses	7,191
Independent trustees' fees and expenses	2,022
Registration fees	33,295
Audit	51,158
Legal	6,053
Miscellaneous	2,916
Total expenses before reductions	2,783,925
Expense reductions	(17,830)
Total expenses after reductions		2,766,095
Net Investment income (loss)		13,320,664
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,055,908)
Total net realized gain (loss)		(6,055,908)
Change in net unrealized appreciation (depreciation) on investment securities		(70,380,118)
Net gain (loss)		(76,436,026)
Net increase (decrease) in net assets resulting from operations		$(63,115,362)
Statement of Changes in Net Assets

	Year ended November 30, 2022	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,320,664	$13,602,994
Net realized gain (loss)	(6,055,908)	3,985,933
Change in net unrealized appreciation (depreciation)	(70,380,118)	5,736,100
Net increase (decrease) in net assets resulting from operations	(63,115,362)	23,325,027
Distributions to shareholders	(16,833,658)	(16,312,712)
Share transactions
Proceeds from sales of shares	330,846,118	182,166,528
Reinvestment of distributions	10,396,284	9,868,775
Cost of shares redeemed	(471,930,206)	(97,390,245)
Net increase (decrease) in net assets resulting from share transactions	(130,687,804)	94,645,058
Total increase (decrease) in net assets	(210,636,824)	101,657,373

Net Assets
Beginning of period	717,965,288	616,307,915
End of period	$507,328,464	$717,965,288

Other Information
Shares
Sold	29,219,835	14,441,831
Issued in reinvestment of distributions	893,169	783,148
Redeemed	(41,446,898)	(7,723,607)
Net increase (decrease)	(11,333,894)	7,501,372

Financial Highlights
Fidelity® New Jersey Municipal Income Fund

Years ended November 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.62	$12.48	$12.33	$11.56	$11.84
Income from Investment Operations
Net investment income (loss) A,B	.263	.249	.299	.333	.343
Net realized and unrealized gain (loss)	(1.417)	.194	.216	.773	(.216)
Total from investment operations	(1.154)	.443	.515	1.106	.127
Distributions from net investment income	(.263)	(.249)	(.299)	(.333)	(.343)
Distributions from net realized gain	(.063)	(.054)	(.066)	(.003)	(.064)
Total distributions	(.326)	(.303)	(.365)	(.336)	(.407)
Net asset value, end of period	$11.14	$12.62	$12.48	$12.33	$11.56
Total Return C	(9.22)%	3.58%	4.28%	9.66%	1.10%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.48%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.47%	.47%	.47%	.47%	.47%
Net investment income (loss)	2.28%	1.97%	2.45%	2.75%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$507,328	$717,965	$616,308	$585,664	$510,645
Portfolio turnover rate F	14%	12%	15%	12%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended November 30, 2022

1. Organization.
Fidelity New Jersey Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Court Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of New Jersey.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,731,377
Gross unrealized depreciation	(25,429,267)
Net unrealized appreciation (depreciation)	$(16,697,890)
Tax Cost	$480,563,772

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(6,055,908)
Net unrealized appreciation (depreciation) on securities and other investments	$(16,697,890)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,207,013)
Long-term	(4,848,895)
Total capital loss carryforward	$(6,055,908)

The tax character of distributions paid was as follows:

	November 30, 2022	November 30, 2021
Tax-exempt Income	$13,257,319	$13,594,154
Ordinary Income	1,078,578	-
Long-term Capital Gains	2,497,761	2,718,558
Total	$16,833,658	$16,312,712

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Jersey Municipal Income Fund	78,502,657	197,709,823
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity New Jersey Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity New Jersey Municipal Income Fund	$1,053
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,191.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $10,639.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Court Street Trust and Shareholders of Fidelity New Jersey Municipal Income Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity New Jersey Municipal Income Fund (one of the funds constituting Fidelity Court Street Trust, referred to hereafter as the "Fund") as of November 30, 2022, the related statement of operations for the year ended November 30, 2022, the statement of changes in net assets for each of the two years in the period ended November 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2022 and the financial highlights for each of the five years in the period ended November 30, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2023

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2015
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2015
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Fidelity® New Jersey Municipal Income Fund	.47%
Actual		$ 1,000	$ 986.70	$ 2.34
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.38

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

During fiscal year ended 2022, 100% of the fund's income dividends were free from federal income tax, and 13.85% of the fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Jersey Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.539150.125
NJN-ANN-0123
Fidelity® Connecticut Municipal Income Fund
Fidelity® Connecticut Municipal Money Market Fund

Annual Report
November 30, 2022

Contents

Fidelity® Connecticut Municipal Income Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Connecticut Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Connecticut Municipal Income Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended November 30, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Connecticut Municipal Income Fund	-8.31%	1.40%	1.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Connecticut Municipal Income Fund on November 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
$9,300
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
Period Ending Values
$11,857 Fidelity® Connecticut Municipal Income Fund
$12,161 Bloomberg Municipal Bond Index

Fidelity® Connecticut Municipal Income Fund
Management's Discussion of Fund Performance
Market Recap:
Tax-exempt municipal bonds returned -8.64% for the 12 months ending November 30, 2022, according to the Bloomberg Municipal Bond Index, as sharply rising interest rates resulted in notable declines for both bond and stock indexes. In December 2021, the U.S. Federal Reserve began its shift to a more "hawkish" (restrictive) policy stance, shrinking its monetary reserves by allowing Treasury and government bond holdings to mature without reinvesting the proceeds. By early 2022, the Fed, faced with quickly elevating inflationary pressure, implemented an aggressive series of policy rate hikes - raising its benchmark rate six times, by a total of 3.75%, between March and November, which represented the fastest-ever pace of monetary tightening. U.S. Treasury and municipal yields moved significantly higher as rates rose, and prices, which move inverse to yields, fell. Muni benchmark yields finished September at levels not seen in more than a decade. Munis rallied strongly in November (+4.68%), their best monthly gain since the mid-1980s, as investor sentiment improved amid better-than-expected inflation data and comments from Fed officials signaling an intention to moderate the size and pace of upcoming rate increases. Muni credit fundamentals remained solid throughout the 12 months and, for most issuers, the risk of credit-rating downgrades appeared low. Shorter-duration (lower sensitivity to interest rates) and higher credit-quality munis performed best for the period.
Comments from Co-Managers Cormac Cullen, Michael Maka and Elizah McLaughlin:
For the fiscal year ending November 30, 2022, the fund had a return of -8.31%, lagging, net of fees, the -7.27% result of the state-specific Bloomberg Connecticut 2+ Year Enhanced Municipal Bond Index Linked, but edging the -8.64% return of the benchmark, the broad-based Bloomberg Municipal Bond Index. The past 12 months, we continued to focus on longer-term objectives and sought to generate attractive tax-exempt income and a competitive risk-adjusted return. Versus the state-specific index, positioning among state-backed general obligation bonds (GOs) and an overweight in lower-quality health care securities were the two most notable detractors from performance. The fund had larger-than-index exposure to lower-coupon state GOs, which lagged the sector overall as interest rates rose during the period. In terms of the health care sector, an overweight in lower-quality, investment-grade hospital bonds detracted, as hospitals faced significant pressure from wage and supply inflation, and were also hurt by weaker-than-expected patient volumes. Market forces weighed further on these bonds, with selling by municipal bond portfolios and others causing credit spreads to widen. In contrast, an underweight in not-for-profit health system Nuvance Health boosted our relative performance, as its bonds produced steeper-than-average declines amid investor concern over the system's unexpectedly weak financial results. Elsewhere, differences in the way fund holdings and index components were priced also slightly contributed to the fund's relative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Connecticut Municipal Income Fund
Investment Summary November 30, 2022 (Unaudited)
Revenue Sources (% of Fund's net assets)
General Obligations	40.9%
Education	14.8%
Health Care	14.7%
Special Tax	10.5%
Other	7.0%
Housing	6.0%
Others* (Individually Less Than 5%)	6.1%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Connecticut Municipal Income Fund
Schedule of Investments November 30, 2022
Showing Percentage of Net Assets
Municipal Bonds - 93.0%
	Principal Amount (a)	Value ($)
Connecticut - 92.2%
Bridgeport Gen. Oblig.:
Series 2016 D:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,071,626
5% 8/15/32 (Assured Guaranty Muni. Corp. Insured)	3,090,000	3,306,780
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,111,607
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,080,016
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,073,726
5% 2/1/49 (Build America Mutual Assurance Insured)	1,285,000	1,355,206
Series 2021 A:
4% 8/1/38	800,000	786,218
4% 8/1/41	1,050,000	996,481
4% 8/1/46	375,000	339,144
4% 8/1/51	575,000	507,996
5% 8/1/35	450,000	496,417
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (b)	2,000,000	1,676,458
5% 7/1/49 (b)	2,925,000	2,907,685
Connecticut Gen. Oblig.:
Series 2013 A:
5% 3/1/27	5,480,000	5,510,413
5% 10/15/27	1,000,000	1,019,507
Series 2015 B:
5% 6/15/27	4,825,000	5,091,783
5% 6/15/30	1,290,000	1,358,776
Series 2015 F, 5% 11/15/31	4,000,000	4,240,202
Series 2018 A:
5% 4/15/30	2,500,000	2,763,776
5% 4/15/38	1,700,000	1,815,162
Series 2018 C, 5% 6/15/31	725,000	800,179
Series 2019 A:
4% 4/15/37	1,825,000	1,852,151
5% 4/15/25	1,140,000	1,201,425
5% 4/15/35	2,000,000	2,180,418
5% 4/15/36	2,300,000	2,498,533
5% 4/15/39	2,450,000	2,634,562
Series 2020 A:
3% 1/15/39	5,500,000	4,678,031
4% 1/15/33	300,000	313,217
4% 1/15/38	4,000,000	4,042,981
Series 2020 C, 3% 6/1/40	3,380,000	2,806,495
Series 2021 A:
3% 1/15/35	1,850,000	1,693,062
3% 1/15/36	9,130,000	8,196,955
3% 1/15/37	2,875,000	2,528,817
Series 2021 B:
3% 6/1/39	1,400,000	1,188,324
5% 6/1/41	1,000,000	1,086,251
Series 2022 A, 4% 1/15/34	400,000	419,357
Series 2022 B, 2% 1/15/38	320,000	227,374
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	1,961,681
5% 7/1/32	1,000,000	1,071,758
Series 2017, 5% 7/1/30	2,400,000	2,583,993
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	86,376
5% 7/1/28	1,150,000	1,233,387
5% 7/1/29	350,000	375,154
5% 7/1/30	1,100,000	1,178,514
5% 7/1/31	1,300,000	1,388,223
5% 7/1/32	1,050,000	1,119,365
5% 7/1/33	700,000	744,500
5% 7/1/34	750,000	793,017
5% 7/1/42	2,000,000	2,060,995
Series 2013 N:
5% 7/1/24	400,000	406,112
5% 7/1/25	300,000	303,484
Series 2014 E:
5% 7/1/28	3,260,000	3,354,157
5% 7/1/29	3,840,000	3,950,033
Series 2015 L, 5% 7/1/29	1,500,000	1,562,316
Series 2016 K, 4% 7/1/46	7,000,000	6,099,878
Series 2018 K3, 5% 7/1/38	985,000	962,010
Series 2019 A:
4% 7/1/49	1,365,000	1,160,237
5% 7/1/26	310,000	323,376
5% 7/1/29	1,290,000	1,378,872
5% 7/1/49 (c)	6,000,000	5,006,136
Series 2020 A, 4% 7/1/40	1,250,000	1,174,558
Series 2020 C, 4% 7/1/45	1,800,000	1,658,845
Series 2020 K, 5% 7/1/39	2,830,000	3,005,321
Series 2021 A, 3% 7/1/39	5,000,000	4,002,550
Series 2021 G, 4% 3/1/51	3,000,000	2,836,013
Series 2021 L, 3% 7/1/41	1,340,000	1,074,531
Series 2022 M:
4% 7/1/36	250,000	247,978
4% 7/1/37	260,000	255,963
4% 7/1/39	2,600,000	2,396,879
4% 7/1/40	3,300,000	3,007,029
4% 7/1/41	1,195,000	1,126,813
4% 7/1/42	1,750,000	1,565,450
Series E, 5% 7/1/28	1,250,000	1,279,298
Series G:
5% 7/1/29 (c)	1,055,000	1,075,323
5% 7/1/30 (c)	275,000	279,344
5% 7/1/34 (c)	695,000	689,617
5% 7/1/39 (c)	2,600,000	2,473,787
5% 7/1/50 (c)	1,000,000	907,292
Series K1:
5% 7/1/24	600,000	609,622
5% 7/1/25	1,240,000	1,255,112
5% 7/1/27	250,000	254,197
Series K3, 5% 7/1/48	3,695,000	3,459,108
Series L:
5% 7/1/26	1,000,000	1,042,673
5% 7/1/27	2,000,000	2,084,474
Series L1:
4% 7/1/24	650,000	653,633
4% 7/1/25	600,000	603,451
4% 7/1/26	700,000	703,201
4% 7/1/27	700,000	702,643
Series N:
4% 7/1/39	1,850,000	1,573,546
5% 7/1/23	415,000	416,886
5% 7/1/24	375,000	378,721
5% 7/1/25	340,000	344,971
5% 7/1/27	430,000	438,999
5% 7/1/31	500,000	509,595
5% 7/1/32	550,000	558,336
5% 7/1/33	720,000	728,189
5% 7/1/34	675,000	679,151
Series R:
5% 6/1/37	1,000,000	1,081,535
5% 6/1/38	1,045,000	1,126,828
5% 6/1/39	1,595,000	1,713,202
5% 6/1/40	1,125,000	1,199,486
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 B, 5% 11/15/24 (b)	1,065,000	1,109,517
Series B:
5% 11/15/24 (b)	300,000	309,525
5% 11/15/25 (b)	400,000	416,317
5% 11/15/26 (b)	600,000	631,298
5% 11/15/27 (b)	610,000	648,940
5% 11/15/28 (b)	525,000	562,964
5% 11/15/29 (b)	530,000	571,854
(Chesla Loan Prog.):
Series C:
5% 11/15/24	225,000	235,280
5% 11/15/25	240,000	256,116
5% 11/15/26	200,000	217,514
5% 11/15/27 (Pre-Refunded to 11/15/26 @ 100)	125,000	135,946
Series D:
5% 11/15/24	425,000	444,417
5% 11/15/25	250,000	266,788
5% 11/15/26	180,000	195,763
Connecticut Hsg. Fin. Auth.:
Series 2014 C, 4% 11/15/44	100,000	100,150
Series 2016 F, 3.5% 5/15/39 (b)	715,000	705,634
Series 2019 B1, 4% 5/15/49	2,835,000	2,833,985
Series 2019 F, 3.5% 11/15/43	2,940,000	2,902,088
Series 2021 B1, 3% 11/15/49	2,725,000	2,628,459
Series A2:
5% 11/15/26 (b)	840,000	888,899
5% 5/15/27 (b)	1,890,000	2,000,520
5% 11/15/27 (b)	860,000	915,300
5% 5/15/28 (b)	615,000	656,351
5% 11/15/28 (b)	225,000	241,270
Series C:
5% 5/15/26 (b)	1,820,000	1,914,241
5% 5/15/27 (b)	800,000	846,781
5% 11/15/28 (b)	580,000	621,941
5% 5/15/29 (b)	1,115,000	1,197,881
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A:
5% 1/1/28	515,000	516,059
5% 1/1/28	485,000	485,957
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,010,282
5% 1/1/28	1,000,000	1,002,056
5% 1/1/31 (Pre-Refunded to 1/1/23 @ 100)	5,000,000	5,010,282
Series 2021 A:
5% 5/1/35	1,000,000	1,135,415
5% 5/1/41	4,085,000	4,502,279
Series 2021 C:
5% 1/1/28	1,600,000	1,769,318
5% 1/1/30	3,500,000	3,990,790
5% 1/1/31	3,410,000	3,931,737
5% 1/1/32	2,500,000	2,886,395
Series 2022 A, 5% 7/1/37	1,000,000	1,133,491
Series A:
5% 5/1/28	1,000,000	1,111,975
5% 9/1/33	1,000,000	1,034,662
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,011
Series 2014 B:
5% 8/15/25	450,000	467,276
5% 8/15/26	700,000	726,531
5% 8/15/27	750,000	778,242
5% 8/15/28	385,000	399,406
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.) Series 2014 A, 5% 11/1/28 (Pre-Refunded to 11/1/24 @ 100)	1,000,000	1,044,790
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,112,574
5% 7/15/32	1,250,000	1,387,905
5% 7/15/33	1,000,000	1,107,129
5% 7/15/34	1,000,000	1,101,966
Hartford Gen. Oblig.:
Series 2014 C, 5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	1,905,751
Series 2015 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,052,046
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,051,164
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (c)	2,000,000	1,943,979
Milford Gen. Oblig. Series 2021 A, 2% 11/1/33	330,000	271,144
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2021 A, 4% 8/15/38 (b)	3,330,000	3,188,847
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,673,616
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	1,842,703
5% 3/1/30	600,000	623,685
5% 3/1/30 (Pre-Refunded to 3/1/25 @ 100)	1,260,000	1,322,593
5% 3/1/31 (Build America Mutual Assurance Insured) (Pre-Refunded to 3/1/25 @ 100)	1,955,000	2,052,118
Series 2017 C:
5% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	1,635,000	1,745,192
5% 3/1/33 (Assured Guaranty Muni. Corp. Insured)	1,900,000	2,024,423
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	647,085
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	804,616
Series 2015:
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,655,000	2,793,311
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,430,000	1,502,701
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	37,889
5% 8/15/28 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,604,684
5% 8/15/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,068,885
5% 8/15/34 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,060,455
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,056,046
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B:
5% 8/1/32	1,000,000	1,067,725
5% 8/1/33	1,150,000	1,224,196
5% 8/1/38	1,000,000	1,051,103
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021:
4% 4/1/31 (c)	390,000	363,140
4% 4/1/36 (c)	485,000	432,089
4% 4/1/41 (c)	660,000	560,821
4% 4/1/51 (c)	1,225,000	971,540
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,052,918
Series 2019, 5% 1/1/27	1,990,000	2,140,583
Univ. of Connecticut Gen. Oblig.:
Series 2018 A, 5% 4/15/28	4,400,000	4,872,840
Series A, 5% 8/15/27	1,335,000	1,354,460
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/25	635,000	671,417
5% 11/1/26	635,000	680,790
Series 2017 B, 5% 11/1/32	400,000	427,950
Series 2021, 4% 9/15/41	1,125,000	1,076,657
TOTAL CONNECTICUT		282,468,264
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	385,000	395,236
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	863,283	472,415
5.625% 7/1/27	100,000	102,300
5.625% 7/1/29	310,000	317,248
5.75% 7/1/31	735,000	753,457
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2018 A1, 0% 7/1/31	855,000	554,210
TOTAL PUERTO RICO		2,199,630
TOTAL MUNICIPAL BONDS (Cost $301,647,581)		285,063,130

TOTAL INVESTMENT IN SECURITIES - 93.0% (Cost $301,647,581)	285,063,130
NET OTHER ASSETS (LIABILITIES) - 7.0%	21,299,156
NET ASSETS - 100.0%	306,362,286

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,703,068 or 4.8% of net assets.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	285,063,130	-	285,063,130	-
Total Investments in Securities:	285,063,130	-	285,063,130	-
Fidelity® Connecticut Municipal Income Fund
Financial Statements
Statement of Assets and Liabilities
		November 30, 2022

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $301,647,581):		$285,063,130
Cash		14,210,662
Receivable for investments sold		7,924,430
Receivable for fund shares sold		32,758
Interest receivable		4,168,057
Prepaid expenses		372
Other receivables		643
Total assets		311,400,052
Liabilities
Payable for investments purchased	$4,419,390
Payable for fund shares redeemed	310,858
Distributions payable	144,817
Accrued management fee	87,368
Other affiliated payables	28,815
Other payables and accrued expenses	46,518
Total Liabilities		5,037,766
Net Assets		$306,362,286
Net Assets consist of:
Paid in capital		$323,567,307
Total accumulated earnings (loss)		(17,205,021)
Net Assets		$306,362,286
Net Asset Value , offering price and redemption price per share ($306,362,286 ÷ 28,694,271 shares)		$10.68

Statement of Operations
		Year ended November 30, 2022
Investment Income
Interest		$8,725,338
Expenses
Management fee	$1,117,104
Transfer agent fees	279,622
Accounting fees and expenses	83,215
Custodian fees and expenses	4,815
Independent trustees' fees and expenses	1,092
Registration fees	28,527
Audit	54,869
Legal	5,330
Miscellaneous	1,397
Total expenses before reductions	1,575,971
Expense reductions	(10,523)
Total expenses after reductions		1,565,448
Net Investment income (loss)		7,159,890
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(689,343)
Total net realized gain (loss)		(689,343)
Change in net unrealized appreciation (depreciation) on investment securities		(35,527,060)
Net gain (loss)		(36,216,403)
Net increase (decrease) in net assets resulting from operations		$(29,056,513)
Statement of Changes in Net Assets

	Year ended November 30, 2022	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,159,890	$7,386,442
Net realized gain (loss)	(689,343)	935,171
Change in net unrealized appreciation (depreciation)	(35,527,060)	119,528
Net increase (decrease) in net assets resulting from operations	(29,056,513)	8,441,141
Distributions to shareholders	(8,014,941)	(9,020,908)
Share transactions
Proceeds from sales of shares	55,551,642	44,628,431
Reinvestment of distributions	5,786,014	6,313,938
Cost of shares redeemed	(76,487,612)	(45,873,267)
Net increase (decrease) in net assets resulting from share transactions	(15,149,956)	5,069,102
Total increase (decrease) in net assets	(52,221,410)	4,489,335

Net Assets
Beginning of period	358,583,696	354,094,361
End of period	$306,362,286	$358,583,696

Other Information
Shares
Sold	5,114,174	3,730,416
Issued in reinvestment of distributions	523,425	528,527
Redeemed	(6,975,028)	(3,841,196)
Net increase (decrease)	(1,337,429)	417,747

Financial Highlights
Fidelity® Connecticut Municipal Income Fund

Years ended November 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.94	$11.96	$11.78	$11.10	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.246	.247	.279	.292	.282
Net realized and unrealized gain (loss)	(1.232)	.035	.190	.680	(.191)
Total from investment operations	(.986)	.282	.469	.972	.091
Distributions from net investment income	(.244)	(.247)	(.279)	(.292)	(.282)
Distributions from net realized gain	(.030)	(.055)	(.010)	-	(.059)
Total distributions	(.274)	(.302)	(.289)	(.292)	(.341)
Net asset value, end of period	$10.68	$11.94	$11.96	$11.78	$11.10
Total Return C	(8.31)%	2.39%	4.04%	8.83%	.82%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.49%	.48%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.49%	.48%	.49%	.48%	.48%
Expenses net of all reductions	.49%	.48%	.49%	.48%	.48%
Net investment income (loss)	2.23%	2.07%	2.37%	2.53%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$306,362	$358,584	$354,094	$352,073	$326,476
Portfolio turnover rate F	13%	13%	16%	20%	12%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Connecticut Municipal Money Market Fund
Investment Summary/Performance November 30, 2022 (Unaudited)
Current 7-Day Yields

Fidelity® Connecticut Municipal Money Market Fund	1.31%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending November 30, 2022, the most recent period shown in the table, would have been 1.24% for Fidelity® Connecticut Municipal Money Market Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	76.5
31 - 60	13.7
61 - 90	6.1
91 - 180	0.7
> 180	3.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Fidelity® Connecticut Municipal Money Market Fund
Schedule of Investments November 30, 2022
Showing Percentage of Net Assets
Variable Rate Demand Note - 40.0%
	Principal Amount (a)	Value ($)
Alabama - 0.8%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2.25% 12/7/22, VRDN (b)(c)	1,900,000	1,900,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. Series 2009 B, 2.16% 12/7/22, VRDN (b)	600,000	600,000
Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 2.25% 12/7/22, VRDN (b)(c)	200,000	200,000
Series 2002, 2.05% 12/7/22, VRDN (b)(c)	1,100,000	1,100,000
TOTAL ARKANSAS		1,300,000
Connecticut - 36.2%
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 2% 12/7/22, LOC Citizens Bank NA, VRDN (b)(c)	5,000,000	5,000,000
Series 2004 B, 2% 12/7/22, LOC Citizens Bank NA, VRDN (b)	4,550,000	4,550,000
Connecticut Gen. Oblig. Series 2016 C, 1.97% 12/7/22 (Liquidity Facility Bank of America NA), VRDN (b)	4,605,000	4,605,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 1.94% 12/7/22, LOC Bank of America NA, VRDN (b)	10,960,000	10,960,000
(Greenwich Hosp. Proj.) Series C, 1.8% 12/7/22, VRDN (b)	2,235,000	2,235,000
(Trinity College Proj.) Series L, 1.9% 12/7/22, LOC JPMorgan Chase Bank, VRDN (b)	8,085,000	8,085,000
(Wesleyan Univ. Proj.) Series H, 1.75% 12/7/22, VRDN (b)	12,095,000	12,095,000
Series 2013 O, 1.92% 12/7/22, VRDN (b)	1,800,000	1,800,000
Series 2014 C, 1.92% 12/7/22, VRDN (b)	4,100,000	4,100,000
Series 2014 D, 1.8% 12/7/22, VRDN (b)	4,100,000	4,100,000
Series 2017 A1, 1.65% 12/7/22, VRDN (b)	290,000	290,000
Series 2017 A2, 1.6% 12/7/22, VRDN (b)	9,630,000	9,630,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2018 C, 1.88% 12/7/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)(c)(d)	900,000	900,000
(Mtg. Fin. Prog.) Series C3, 1.88% 12/7/22 (Liquidity Facility Royal Bank of Canada), VRDN (b)	3,000,000	3,000,000
Series 2012 C2, 1.9% 12/7/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	2,195,000	2,195,000
Series 2016 A, 1.88% 12/7/22 (Liquidity Facility Royal Bank of Canada), VRDN (b)	1,460,000	1,460,000
Series 2016 F, 1.89% 12/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	250,000	250,000
Series 2019 A3, 1.89% 12/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	200,000	200,000
Series 2019 B2, 1.99% 12/7/22 (Liquidity Facility Bank of America NA), VRDN (b)(c)	330,000	330,000
Series 2019 B3, 1.9% 12/7/22 (Liquidity Facility Bank of America NA), VRDN (b)	1,460,000	1,460,000
Series 2020 E3, 1.8% 12/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	1,100,000	1,100,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 1.86% 12/7/22, LOC TD Banknorth, NA, VRDN (b)	12,370,000	12,370,000
TOTAL CONNECTICUT		90,715,000
Kansas - 0.5%
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 2.1% 12/7/22, VRDN (b)	1,100,000	1,100,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 2.1% 12/7/22, VRDN (b)	200,000	200,000
TOTAL KANSAS		1,300,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 2.3% 12/7/22, VRDN (b)	300,000	300,000
Nebraska - 0.5%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 2.25% 12/7/22, VRDN (b)(c)	1,200,000	1,200,000
Series 1998, 2.25% 12/7/22, VRDN (b)(c)	100,000	100,000
TOTAL NEBRASKA		1,300,000
South Carolina - 0.1%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 2.25% 12/7/22, VRDN (b)(c)	100,000	100,000
West Virginia - 1.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 2.05% 12/7/22, VRDN (b)(c)	700,000	700,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.98% 12/7/22, VRDN (b)(c)	2,000,000	2,000,000
TOTAL WEST VIRGINIA		2,700,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $100,215,000)		100,215,000

Tender Option Bond - 27.7%
	Principal Amount (a)	Value ($)
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 2.15%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)(g)	100,000	100,000
Connecticut - 26.1%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 1.94% 12/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(g)	8,000,000	8,000,000
Series Floaters 014, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(g)	21,750,000	21,750,000
Series Floaters 016, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(g)	8,100,000	8,100,000
Series Floaters G3, 1.93% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(g)	4,000,000	4,000,000
Series Floaters G66, 1.93% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(g)	2,300,000	2,300,000
Series Floaters YX 10 95, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)(g)	4,500,000	4,500,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 ZF0378, 1.94% 12/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(g)	3,750,000	3,750,000
Series Floaters XG 02 04, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(g)	400,000	400,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(g)	4,425,000	4,425,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 2.08%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	1,700,000	1,700,000
Participating VRDN Series ROC II R 14073, 1.96% 12/7/22 (Liquidity Facility Citibank NA) (b)(e)(g)	6,300,000	6,299,991
TOTAL CONNECTICUT		65,224,991
District Of Columbia - 0.0%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 2.02% 12/7/22 (Liquidity Facility Bank of America NA) (b)(c)(e)(g)	60,000	60,000
Florida - 0.2%
Lee County Arpt. Rev. Participating VRDN Series XF 11 26, 1.97% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)(g)	300,000	300,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 2.1%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	100,000	100,000
TOTAL FLORIDA		400,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 2% 12/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(g)	200,000	200,000
Michigan - 0.4%
Eastern Michigan Univ. Revs. Participating VRDN Series Floater 046, 2.1% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(g)	900,000	900,000
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XG 03 96, 2.09% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)(g)	400,000	400,000
New York - 0.0%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 2.05% 1/11/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(g)	100,000	100,000
Ohio - 0.2%
Ohio Hosp. Rev. Participating VRDN Series 002, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(g)	300,000	300,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 2.1%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	200,000	200,000
TOTAL OHIO		500,000
Texas - 0.5%
Alamo Cmnty. College District Rev. Bonds Series G-111, 2.1%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	100,000	100,000
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Participating VRDN Series 2022 006, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(g)	1,200,000	1,200,000
TOTAL TEXAS		1,300,000
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 2.1%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	100,000	100,000
TOTAL TENDER OPTION BOND (Cost $69,284,991)		69,284,991

Other Municipal Security - 10.3%
	Principal Amount (a)	Value ($)
Connecticut - 10.3%
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 2.8% 3/1/23 (b)(h)	2,015,000	2,015,986
Series 2022 D, 5% 9/15/23	1,000,000	1,015,953
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series 2017 C2, 5%, tender 2/1/23 (b)	1,950,000	1,959,281
Danbury Gen. Oblig. BAN Series 2022, 3% 7/13/23	5,000,000	5,035,767
Greenwich Gen. Oblig. BAN Series 2022, 2% 2/9/23	7,000,000	7,006,493
Hartford County Metropolitan District Gen. Oblig. Bonds Series 2022, 5% 8/1/23	1,110,000	1,132,189
South Windsor Gen. Oblig. BAN Series 2022, 2.25% 2/10/23	3,000,000	3,008,976
Stratford Gen. Oblig. Bonds Series 2019, 5% 1/1/23	1,770,000	1,773,018
Univ. of Connecticut Gen. Oblig. Bonds Series 2020 A, 5% 2/15/23	2,835,000	2,852,999

TOTAL OTHER MUNICIPAL SECURITY (Cost $25,800,662)		25,800,662

Investment Company - 19.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 1.32% (i)(j) (Cost $48,152,491)	48,143,869	48,152,491

TOTAL INVESTMENT IN SECURITIES - 97.2% (Cost $243,453,144)	243,453,144
NET OTHER ASSETS (LIABILITIES) - 2.8%	6,885,119
NET ASSETS - 100.0%	250,338,263

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	A portion of the security sold on a delayed delivery basis.
(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,300,000 or 0.9% of net assets.

(g)	Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alamo Cmnty. College District Rev. Bonds Series G-111, 2.1%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada)	5/03/21	100,000

Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 2.08%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	1,700,000

Denver City & County Arpt. Rev. Bonds Series G-114, 2.15%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/01/21	100,000

Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 2.1%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/01/21	200,000

Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 2.1%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/01/21	100,000

Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 2.1%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 1.32%	29,199,492	93,134,999	74,182,000	315,040	-	-	48,152,491	1.9%
Total	29,199,492	93,134,999	74,182,000	315,040	-	-	48,152,491

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Fidelity® Connecticut Municipal Money Market Fund
Financial Statements
Statement of Assets and Liabilities
		November 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $195,300,653)	$195,300,653
Fidelity Central Funds (cost $48,152,491)	48,152,491

Total Investment in Securities (cost $243,453,144)		$243,453,144
Cash		590
Receivable for investments sold
Regular delivery		2,000,000
Delayed delivery		4,285,000
Receivable for fund shares sold		41,998
Interest receivable		750,683
Distributions receivable from Fidelity Central Funds		47,666
Prepaid expenses		325
Receivable from investment adviser for expense reductions		9,429
Other receivables		679
Total assets		250,589,514
Liabilities
Payable for fund shares redeemed	90,032
Distributions payable	9,060
Accrued management fee	73,216
Transfer agent fee payable	22,035
Other affiliated payables	3,274
Audit fee payable	33,556
Proxy fee payable	19,390
Other payables and accrued expenses	688
Total Liabilities		251,251
Net Assets		$250,338,263
Net Assets consist of:
Paid in capital		$250,340,532
Total accumulated earnings (loss)		(2,269)
Net Assets		$250,338,263
Net Asset Value , offering price and redemption price per share ($250,338,263 ÷ 249,859,403 shares)		$1.00

Statement of Operations
		Year ended November 30, 2022
Investment Income
Interest		$2,230,264
Income from Fidelity Central Funds		314,606
Total Income		2,544,870
Expenses
Management fee	$972,107
Transfer agent fees	294,283
Accounting fees and expenses	43,615
Custodian fees and expenses	3,153
Independent trustees' fees and expenses	948
Registration fees	22,364
Audit	42,165
Legal	7,557
Miscellaneous	20,196
Total expenses before reductions	1,406,388
Expense reductions	(338,277)
Total expenses after reductions		1,068,111
Net Investment income (loss)		1,476,759
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	135,788
Capital gain distributions from Fidelity Central Funds	434
Total net realized gain (loss)		136,222
Net increase in net assets resulting from operations		$1,612,981
Statement of Changes in Net Assets

	Year ended November 30, 2022	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,476,759	$31,969
Net realized gain (loss)	136,222	48,619
Net increase in net assets resulting from operations	1,612,981	80,588
Distributions to shareholders	(1,600,440)	(31,933)
Share transactions
Proceeds from sales of shares	41,092,946	44,317,665
Reinvestment of distributions	1,551,593	31,212
Cost of shares redeemed	(86,102,874)	(99,795,622)
Net increase (decrease) in net assets and shares resulting from share transactions	(43,458,335)	(55,446,745)
Total increase (decrease) in net assets	(43,445,794)	(55,398,090)

Net Assets
Beginning of period	293,784,057	349,182,147
End of period	$250,338,263	$293,784,057

Other Information
Shares
Sold	41,092,946	44,317,665
Issued in reinvestment of distributions	1,551,593	31,212
Redeemed	(86,102,874)	(99,795,622)
Net increase (decrease)	(43,458,335)	(55,446,745)

Financial Highlights
Fidelity® Connecticut Municipal Money Market Fund

Years ended November 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.006	- B	.004	.011	.010
Net realized and unrealized gain (loss)	- B	- B	- B	.001	- B
Total from investment operations	.006	- B	.004	.012	.010
Distributions from net investment income	(.006)	- B	(.004)	(.011)	(.010)
Distributions from net realized gain	-	-	-	(.001)	- B
Total distributions	(.006)	- B	(.004)	(.012)	(.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	.61%	.01%	.40%	1.20%	.98%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.50%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.38%	.10%	.39%	.48%	.48%
Expenses net of all reductions	.38%	.10%	.39%	.48%	.48%
Net investment income (loss)	.53%	.01%	.42%	1.13%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$250,338	$293,784	$349,182	$419,015	$507,690

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended November 30, 2022

1. Organization.
Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Connecticut.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Income Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Income Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Income Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Connecticut Municipal Income Fund	$301,605,111	$901,781	$(17,443,762)	$(16,541,981)
Fidelity Connecticut Municipal Money Market Fund	243,453,144	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Connecticut Municipal Income Fund	$26,303	$-	$-	$(689,343)	$(16,541,981)
Fidelity Connecticut Municipal Money Market Fund	-	-	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Connecticut Municipal Income Fund	$(387,488)	$(301,855)	$(689,343)

The tax character of distributions paid was as follows:

November 30, 2022
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Connecticut Municipal Income Fund	$7,117,317	$897,624	$8,014,941
Fidelity Connecticut Municipal Money Market Fund	1,472,273	128,167	1,600,440

November 30, 2021
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Connecticut Municipal Income Fund	$7,386,477	$1,634,431	$9,020,908
Fidelity Connecticut Municipal Money Market Fund	31,933	-	31,933

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Connecticut Municipal Income Fund	40,178,280	65,131,293
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.10%	.35%
Fidelity Connecticut Municipal Money Market Fund	.25%	.10%	.35%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.09%
Fidelity Connecticut Municipal Money Market Fund	.11%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:
% of Average Net Assets
Fidelity Connecticut Municipal Income Fund	.03
Fidelity Connecticut Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Connecticut Municipal Income Fund	-	-	-
Fidelity Connecticut Municipal Money Market Fund	3,040,000	24,588,248	(1,401)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Connecticut Municipal Income Fund	$562
7. Expense Reductions.
The investment adviser voluntarily agreed to reimburse expenses of Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Connecticut Municipal Money Market Fund	.48%	$44,052

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $287,899.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Connecticut Municipal Income Fund	$4,815
Fidelity Connecticut Municipal Money Market Fund	1,372

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Connecticut Municipal Income Fund	$5,708
Fidelity Connecticut Municipal Money Market Fund	4,954
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In July 2022, the Board of Trustees approved a Plan of Liquidation and Dissolution for Fidelity Connecticut Municipal Money Market Fund. The Fund will distribute all of its net assets to its shareholders on January 13, 2023. The Fund was closed to new accounts on December 1, 2022.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and Shareholders of Fidelity Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Connecticut Municipal Income Fund (one of the funds constituting Fidelity Court Street Trust) and Fidelity Connecticut Municipal Money Market Fund (one of the funds constituting Fidelity Court Street Trust II) (hereafter collectively referred to as the "Funds") as of November 30, 2022, the related statements of operations for the year ended November 30, 2022, the statements of changes in net assets for each of the two years in the period ended November 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2022, the results of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2022 and each of the financial highlights for each of the five years in the period ended November 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2015 or 2016
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2015 or 2016
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Fidelity® Connecticut Municipal Income Fund	.48%
Actual		$ 1,000	$ 986.70	$ 2.39
Hypothetical- B		$ 1,000	$ 1,022.66	$ 2.43

Fidelity® Connecticut Municipal Money Market Fund	.49%
Actual		$ 1,000	$ 1,005.80	$ 2.46
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended November 30, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Connecticut Municipal Money Market Fund	$54,486

During fiscal year ended 2022, 100% of each fund's income dividends were free from federal income tax, and 7.11% and 13.12% of Fidelity Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Connecticut Municipal Income Fund / Fidelity Connecticut Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance (for Fidelity Connecticut Municipal Income Fund) . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Connecticut Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered each fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparisons of management fees and total expense ratios by broadening the competitive group used for such comparisons.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Connecticut Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Fidelity Connecticut Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2021. The Board also noted that the management fee rate was seven BP above the Total Mapped Group median and nine BP above the ASPG median. The Board noted that because there is a relatively small number of state-specific funds in the Lipper objective, Fidelity combines Lipper's separate categories for state-specific funds with all state and national municipal money market funds to create a single mapped group. The Board considered that Fidelity believes the fee charged for the fund is reasonable for overall value of the services provided and also considered that in July 2022 the Board approved and recommended to shareholders for their approval the reorganization of the fund into Fidelity Municipal Money Market Fund. The Board further noted that the proposed reorganization was expected to result in a reduction in the fund's total expense ratio.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that Fidelity Connecticut Municipal Income Fund's total net expense ratio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board noted that Fidelity Connecticut Municipal Money Market Fund's total net expense ratio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021. The Board noted that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Connecticut Municipal Money Market Fund.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

1.539232.125
CTF-ANN-0123

Item 2.

Code of Ethics

As of the end of the period, November 30, 2022, Fidelity Court Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Connecticut Municipal Income Fund and Fidelity New Jersey Municipal Income Fund (the “Funds”):

Services Billed by PwC

November 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Municipal Income Fund	$43,600	$3,500	$5,200	$1,600
Fidelity New Jersey Municipal Income Fund	$40,300	$3,300	$5,200	$1,500

November 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Municipal Income Fund	$42,500	$3,800	$5,100	$1,700
Fidelity New Jersey Municipal Income Fund	$39,200	$3,500	$5,100	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2022A	November 30, 2021A
Audit-Related Fees	$7,914,600	$8,522,600
Tax Fees	$1,000	$354,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2022A	November 30, 2021A
PwC	$12,903,300	$14,140,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 19, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 19, 2023